Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) $ in Millions, $ in Millions	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 5,697	$ 112,464	$ 116,804
Rights to produce and distribute Coca-Cola trademark products [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		82,364	87,617
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		25,535	23,729
Other indefinite lived intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		1,001	1,054
Technology costs and management systems [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		2,263	2,998
Systems in development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		752	777
Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net		$ 549	$ 629